9. COMMITMENTS AND CONTINGENCIES (Details) (USD $)	Sep. 30, 2013	Dec. 31, 2012
Commitments And Contingencies Details
Future minimum lease payments in 2013	$ 14,634	$ 25,917
Future minimum lease payments in 2014	60,093	26,917
Future minimum lease payments in 2015	62,169	16,042
Future minimum lease payments in 2016	64,299
Future minimum lease payments in 2017	66,519
Future minimum lease payments in 2018	16,770
Future minimum lease payments	$ 284,484	$ 68,876